SHORT-TERM NOTES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SHORT-TERM NOTES PAYABLE
Short-term notes payable	$ 710,636	$ 544,991